Schedule of Movements in Provision (Details) - 12 months ended Apr. 30, 2024	USD ($)	SGD ($)
Disclosure of other provisions [abstract]
Balance at May 1, 2023	$ 95,587	$ 130,343
Utilization	(95,587)	(130,343)
Balance at April 30, 2024